johim13f-073108
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  July 31, 2008

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Andrew Steel
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Anthony Balniel          London, England         August 11, 2008
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      49
                                                  -----------------------

Form 13F Information Table Value Total:              $449,785 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None
AMERICAN EXPRESS CO           COM       025816109    14,674         389,539    SH    Shared-Defined     0                    389,539
AMERICAN PUBLIC EDUC	      COM       02913V103       668	     17,099    SH    Shared-Defined     0		      17,099
BOEING CO                     COM       097023105       937	     14,249    SH    Shared-Defined     0                     14,249
BROOKDALE SN
LIVING    		      COM	112463104    14,635	    718,799    SH    Shared-Defined	0		     718,799
BRUNSWICK CAP LTD	      COM	117043109     1,955       1,954,544    SH    Shared-Defined     0                  1,954,544
CADIZ INC       COM	127537207     6,455         399,801    SH    Shared-Defined     0                    399,801
COLGATE-PALMOLIVE CO.         COM       194162103    35,011         506,669    SH    Shared-Defined     0                    506,669
COVANTA HOLDING CORP COM       2282E102        358          13,399    SH    Shared-Defined     0                     13,399
DUKE ENERGY CORP   COM       26441C105    37,875       2,179,249    SH    Shared-Defined     0                  2,179,249
EL PASO CORP                  COM       28336I109    41,084       1,889,809    SH    Shared-Defined     0                  1,889,809
ELECTRONIC ARTS INC           COM	285S12109    18,256	    410,896    SH    Shared-Defined	0		     410,896
EQUINIX INC                   COM       294429105    10,894         122,107    SH    Shared-Defined     0                    122,107
EXXON MOBIL CORP              COM       30231G102     9,968         113,108    SH    Shared-Defined     0                    113,108
FLUOR CORP COM 	              COM	343412102     4,913	     26,399    SH    Shared-Defined	0                     26,399
GENENTECH INC               COM NEW     368710406     2,277          29,999    SH    Shared-Defined     0                     30,999
GENERAL ELECTRIC COM	      COM       369604103     5,228         195,860    SH    Shared_Defined	0                    195,860
GOOGLE INC CLASS A            COM       38259P508    11,637          22,104    SH    Shared-Defined     0                     22,104
HARSCO CORP COM               COM       415864107     6,527	    119,959    SH    Shared-Defined     0  	             119,959
HERSHEY CO                    COM       427866108       414          12,619    SH    Shared-Defined     0                     12,619
INTERCONTINENTAL EXCHANGE     COM       45865V100     6,908          60,599    SH    Shared-Defined     0                     60,599
INVERNESS MED INNOV           COM       46126P106     3,459         114,925    SH    Shared-Defined     0                    114,925
INVESCO LTC COM               COM       G491BT108     7,108         296,399    SH    Shared-Defined     0                    296,399
ITT INDUSTRIES INC COM	      COM       450911102     1,080          17,049    SH    Shared_Defined     0                     17,049
MARATHON OIL                  COM       565849106     3,762          72,520    SH    Shared-Defined     0                     72,520
MARSH & MCLENNAN
    COS INC                   COM       571748102       285          10,751    SH    Shared-Defined     0                     10,751
MERCK & CO. INC               COM       589331107       702          18,629    SH    Shared-Defined     0                     18,629
MGT Capital Inv Inc           COM       55302P103       236         116,667    SH    Shared-Defined     0                    116,667
MICROSOFT CORP                COM       594918104     1,690          61,435    SH    Shared-Defined     0                     61,435
MONSANTO COM                  COM       61166W101     6,308          49,888    SH    Shared-Defined     0                     49,888
NORTHERN TRUST CORP COM       COM       665859104    14,910         217,443    SH    Shared-Defined     0                    217,443
NUVASIVE INC COM	      COM	670704105    15,615	    349,649    SH    Shared-Defined     0		     349,649
ORACLE CORP                   COM       68389X105       273          13,999    SH    Shared-Defined     0                     13,999
ORIENT EXPRESS HOTELS CL A    COM	G67743107     4,876	    112,249    SH    Shared-Defined     0		     112,249
PEABODY ENERGY CORP COM       COM	704549104    13,882	    157,659    SH    Shared-Defined     0		     157,659
PEPSICO INC                   COM       713448108     1,709          26,880    SH    Shared-Defined     0                     26,880
PROCTOR & GAMBLE CO           COM       742718109     1,301          21,399    SH    Shared-Defined     0                     21,399
QUALCOMM INC COM              COM       747525103    14,773         332,949    SH    Shared-Defined     0                    332,949
REYNOLDS AMERICAN INC         COM       761713106    19,242         412,519    SH    Shared-Defined     0                    412,519
SAFEWAY INC		      COM       786514208       300	     10,499    SH    Shared-Defined     0                     10,499
SARA LEE CORP                 COM       803111103    13,579       1,108,499    SH    Shared-Defined     0                  1,108,499
SCHLUMBERGER                  COM       806857108    39,814         370,599    SH    Shared-Defined     0                    370,599
TAIWAN SEMICONDUCTOR          COM       874039100       982          89,999    SH    Shared-Defined     0                     89,999
TOMOTHERAPY INC               COM       890088107       592	     66,269    SH    Shared-Defined     0                     66,269
VISTAPRINT LTD                SHS       G93762204     6,023         225,089    SH    Shared-Defined     0                    225,089
WALT DISNEY COMPANY COM       COM       254687106       669          21,444    SH    Shared-Defined     0                     21,444
WYETH                         COM       983024100       517          10,787    SH    Shared-Defined     0                     10,787